August 22, 2019

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard World Fund (the “Trust”)
File No. 2-17620

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated August 2, 2019, filed pursuant to Rule 497(e), for the Vanguard
ESG U.S. Stock ETF and Vanguard ESG International Stock ETF, each a series of the above mentioned Trust.
If you have any questions or comments concerning the enclosed Amendment, please contact me at
(610) 669-7310.

Sincerely,

Alexander F. Smith
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc: Lisa N. Larkin
U.S. Securities and Exchange Commission